RELATED PARTIES TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Management fees
	March 31, 2019	March 31, 2018
	$	$

Management Fees	43,917	30,000
Stock-based Compensation	30,000	-

	73,917	30,000